Net Income (Loss) per Share Attributable to Common Stockholders (Tables)	9 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except per share amounts):

	Year Ended December 31,			Nine Months Ended September 30,
	2012	2013	2014	2014	2015
				Class B	Class A	Class B
				(unaudited)
Numerator:
Net income (loss)	$(4,216)	$(51,622)	$131,777	$92,537	$16,890	$94,622
Less: noncumulative dividends to preferred stockholders	—	—	(5,326)	(3,983)	(383)	(2,143)
Less: undistributed earnings to participating securities	—	—	(98,103)	(68,736)	(7,621)	(42,695)

Net income (loss) attributable to common stockholders—basic	(4,216)	(51,622)	28,348	$19,818	$8,886	$49,784

Add: adjustments to undistributed earnings to participating securities	—	—	10,175	6,905	7,655	6,495
Reallocation of net income as a result of conversion of Class B to Class A common stock	—	—	—	—	49,784	—
Reallocation of net income to Class B common stock	—	—	—	—	—	2,472

Net income (loss) attributable to common stockholders—diluted	$(4,216)	$(51,622)	$38,523	$26,723	$66,325	$58,751

Denominator:
Weighted-average shares of common stock—basic	36,759	39,179	40,351	40,242	15,561	87,180
Conversion of Class B to Class A common stock	—	—	—	—	87,180	—
Effect of potentially dilutive stock options, RSUs, common stock warrants, and ESPP	—	—	20,828	20,081	34,244	34,163

Weighted-average shares of common stock—diluted	36,759	39,179	61,179	60,323	136,985	121,343

Net income (loss) per share attributable to common stockholders:
Basic	$(0.11)	$(1.32)	$0.70	$0.49	$0.57	$0.57

Diluted	$(0.11)	$(1.32)	$0.63	$0.44	$0.48	$0.48

Schedule of antidilutive securities excluded from earnings per share

The following common stock equivalents (in thousands) were excluded from the computation of diluted net income (loss) per share for the periods presented because including them would have been antidilutive:

	December 31,			Nine Months Ended September 30,
	2012	2013	2014	2014	2015
				(unaudited)
Redeemable convertible preferred stock	110,354	139,504	139,851	139,573	88,112
Stock options to purchase common stock	20,948	23,440	4,420	3,614	562
Restricted stock units	—	—	—	—	307
Redeemable convertible preferred stock warrants	1,898	2,302	1,955	1,796	1,231

Total	133,200	165,246	146,226	144,983	90,212